Revenue - Schedule of Disaggregation of Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	$ 137,356	$ 117,287	$ 518,811	$ 498,700	$ 567,604
North America
Disaggregation Of Revenue [Line Items]
Revenue	120,823	101,282	450,022	437,191	501,332
Outside North America
Disaggregation Of Revenue [Line Items]
Revenue	$ 16,533	$ 16,005	$ 68,789	$ 61,509	$ 66,272